Expense Example - (Allspring Managed Account CoreBuilder Shares Series CP) - (Allspring CoreBuilder Shares - Series CP) - Series CP	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0